Financial Instruments by Category	12 Months Ended
Jun. 30, 2019
Financial instruments by category [abstract]
Financial instruments by category
13.	Financial instruments by category

This note shows the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

Financial assets and financial liabilities as of June 30, 2019 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2019
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)	2,543,209	-	-	-	2,543,209	5,026,566	7,569,775
Investments in financial assets:
- Investment in equity of public companies	-	391,175	-	-	391,175	-	391,175
- Mutual funds	-	1,452,587	436,080	-	1,888,667	-	1,888,667
- Bonds	-	3,567,038	-	675,847	4,242,885	-	4,242,885
Derivative financial instruments
- Futures contracts	-	-	5,612	-	5,612	-	5,612
Cash and cash equivalents:
- Cash at banks and on-hand	3,036,179	-	-	-	3,036,179	-	3,036,179
- Short- term investments	-	1,162,808	-	-	1,162,808	-	1,162,808
Total	5,579,388	6,573,608	441,692	675,847	13,270,535	5,026,566	18,297,101

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per statement of financial position
Trade and other payables (Note 17)	960,711	-	960,711	2,413,628	3,374,339
Derivative financial instruments
- Futures contracts	-	401	401	-	401
- Swaps of interest rate (ii)	-	26,956	26,956	-	26,956
Borrowings (excluding finance leases liabilities) (Note 18)	23,515,819	-	23,515,819	-	23,515,819
Total	24,476,530	27,357	24,503,887	2,413,628	26,917,515

Financial assets and financial liabilities as of June 30, 2018 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2018
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)	2,224,838	-	-	-	2,224,838	2,328,156	4,552,994
Investments in financial assets:
- Investment in equity public companies	-	313,789	-	-	313,789	-	313,789
- Mutual funds	-	1,999,901	-	-	1,999,901	-	1,999,901
- Bonds	-	4,818,704	-	903,042	5,721,746	-	5,721,746
- Financial trusts	14,845	-	-	-	14,845	-	14,845
Derivative financial instruments
- Futures contracts	-	-	73,679	-	73,679	-	73,679
Cash and cash equivalents:
- Cash at banks and on hand	1,865,426	-	-	-	1,865,426	-	1,865,426
- Short- term investments	-	3,802,301	-	-	3,802,301	-	3,802,301
Total	4,105,109	10,934,695	73,679	903,042	16,016,525	2,328,156	18,344,681

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per statement of financial position
Trade and other payables (Note 17)	1,635,517	-	1,635,517	2,416,051	4,051,568
Derivative financial instruments
- Bonds	-	410	410	-	410
- Swaps of interest rate (ii)	-	72,261	72,261	-	72,261
Borrowings (excluding finance leases liabilities) (Note 18)	24,353,087	-	24,353,087	-	24,353,087
Total	25,988,604	72,671	26,061,275	2,416,051	28,477,326

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value.
(ii)	The maturity date is February 16, 2023 and it is associated with the loan obtained through its subsidiary, Panameriacan Mall S.A, to pay for the work that is being carried out at the Polo Dot (See Note 18).

Financial liabilities carried at amortized cost also include liabilities under finance leases where the Group is the lessee and which therefore have to be measured in accordance with IAS 17 "Leases". Finance leases are excluded from the scope of IFRS 7 "Financial Instruments: Disclosures". Therefore, finance leases have been shown separately.

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.19			06.30.18
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	2,671,324	(128,115)	2,543,209	2,354,493	(129,655)	2,224,838
Financial liabilities
Trade and other payables	(1,088,826)	128,115	(960,711)	(1,765,172)	129,655	(1,635,517)

Results of derivative financial instruments are included in "Financial results, net" in the statements of comprehensive income (Note 27) and can be assigned to the following categories:

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2019
Interest income	82,440	-	82,440
Interest expense	(2,049,071)	-	(2,049,071)
Foreign exchange losses, net	58,966	-	58,966
Other finance costs	(184,245)	-	(184,245)
Gain from repurchase of non-convertible notes	4,560	-	4,560
Fair value gains of financial assets through profit or loss	-	723,964	723,964
Interest income from past due invoices	165,063	-	165,063
Gain from derivative financial instruments	-	389,435	389,435
Net (loss) income	(1,922,287)	1,113,399	(808,888)

	Financial assets / (liabilities) at amortized cost	Financial assets at fair value through profit or loss	Total
June 30, 2018
Interest income	286,167	-	286,167
Dividend income	57,959	-	57,959
Interest expense	(1,497,649)	-	(1,497,649)
Foreign exchange losses, net	(5,821,173)	-	(5,821,173)
Other finance costs	(194,326)	-	(194,326)
Fair value gains of financial assets through profit or loss	-	1,211,425	1,211,425
Interest income from past due invoices	60,945	-	60,945
Gain from derivative financial instruments	-	385,224	385,224
Net (loss) income	(7,108,077)	1,596,649	(5,511,428)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2017
Interest income	259,849	-	259,849
Dividend income	21,858	-	21,858
Interest expense	(1,479,775)	-	(1,479,775)
Foreign exchange losses, net	757,828	-	757,828
Other finance costs	(166,681)	-	(166,681)
Loss from repurchase of non-convertible notes	(367)	-	(367)
Fair value gains of financial assets through profit or loss	-	(475,402)	(475,402)
Interest income from past due invoices	115,673	-	115,673
Gain from derivative financial instruments	-	182,494	182,494
Net loss	(491,615)	(292,908)	(784,523)

Determination of fair values

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm's length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices in active markets for identical financial assets or liabilities that the Group can refer to at the date of the statement of financial position. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. Since a quoted price in an active market is the most reliable indicator of fair value, this should always be used if available.

The financial instruments the Group has allocated to this level mainly comprise equity investments, mutual funds, bonds and non-convertible notes for which quoted prices in active markets are available. In the case of equity shares, the Group allocates them to this level when either a stock market price is available or prices are provided by a price quotation on the basis of actual market transactions.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. The financial instruments the Group has allocated to this level comprise foreign-currency forward contracts.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no observable market data are available. The inputs used reflect the Group's assumptions regarding the factors which any market player would consider in their pricing. The Group uses the best available information for this, including internal company data. The Group uses the best available information, including internal data. The Group has determined that the value of the purchase option of Arcos del Gourmet S.A. is a level 3 financial instrument, whose fair value is zero as of June 30, 2019 and 2018.

When no quoted prices in an active market are available, fair values are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table:

Description	Pricing model	Parameters	Fair value hierarchy	Range
Foreign-currency contracts	Present value method - Theoretical price	Money market curve; Interest curve Foreign exchange curve	Level 2	-

Arcos del Gourmet S.A. purchase option	Discounted cash flow	Projected revenues and discount rate	Level 3	Projected income: USD 0.5 MM – USD 1MM Discount rate 8.7% - 9.5%

Non-Convertible Notes - TGLT	Black & Scholes - Black & Scholes	Price and volatility of the subjacent Market Interest rate	Level 3	Price: Ps. 2.5 - Ps. 6.5 Volatility of the subjacent: 50% - 70% Market interest rate: 10% - 13%

Swaps of interest rate	Discounted cash flow	Interest rate futures	Level 2	-